UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele Investment Counsel, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number: 28-4511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David R. Raeuchle
Title:    Manager - Operations, Trading & Compliance
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ David R. Raeuchle     Columbus, Ohio    November 14, 2004



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 51
Form 13F Information Table Value Total: 91,959,000

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC                          COM              001055102     3340 85190.000SH       SOLE                                  85190.000
Ambac Financial                COM              023139108     2392 29915.000SH       SOLE                                  29915.000
Beckman Coulter                COM              075811110     2548 45396.000SH       SOLE                                  45396.000
Best Buy                       COM              784117103     1634 30131.000SH       SOLE                                  30131.000
Biomet                         COM              090613100     2918 62244.000SH       SOLE                                  62244.000
Brown & Brown                  COM              115236101     1854 40573.000SH       SOLE                                  40573.000
Cardinal Health                COM              14149Y108     1923 43944.000SH       SOLE                                  43944.000
Chicos FAS, Inc.               COM              168615102     1246 36442.000SH       SOLE                                  36442.000
Constellation Brns             COM              21036P108     1901 49955.000SH       SOLE                                  49955.000
Cooper Companies               COM              216648402     1949 28428.000SH       SOLE                                  28428.000
DENTSPLY Int'l                 COM              249030107     2267 43653.000SH       SOLE                                  43653.000
Danaher Corp.                  COM              235851102     1737 33878.000SH       SOLE                                  33878.000
Ecolab, Inc.                   COM              278865100     1948 61949.000SH       SOLE                                  61949.000
Expeditors Int'l               COM              302130109     1587 30702.000SH       SOLE                                  30702.000
Exxon Mobil Corp               COM              30231g102      223 4606.000 SH       SOLE                                   4606.000
Federal Express                COM              31428X106     2548 29736.000SH       SOLE                                  29736.000
General Electric               COM              369604103     1888 56234.000SH       SOLE                                  56234.000
Graco, Inc.                    COM              384109104     1880 56116.000SH       SOLE                                  56116.000
Home Depot                     COM              437076102     1850 47200.000SH       SOLE                                  47200.000
Huntington Bncshrs             COM              446150104     2501 100416.000SH      SOLE                                 100416.000
IBM                            COM              459200101      204 2375.000 SH       SOLE                                   2375.000
ITT                            COM              450911102     1497 18711.000SH       SOLE                                  18711.000
Kinder Morgan Energy           COM              464550106     1477 31528.000SH       SOLE                                  31528.000
Lexmark Int'l Gp A             COM              529771107     1968 23421.000SH       SOLE                                  23421.000
Liz Claiborne                  COM              539320101     1798 47659.000SH       SOLE                                  47659.000
Lowe's Companies               COM              548661107     2597 47775.000SH       SOLE                                  47775.000
Lucent                         COM              549463107      122 38502.000SH       SOLE                                  38502.000
McCormick & Co.                COM              579780206     1695 49360.000SH       SOLE                                  49360.000
Microsoft                      COM              594918104      614 22215.000SH       SOLE                                  22215.000
Nortel Networks                COM              656568102     1088 319958.000SH      SOLE                                 319958.000
Park Natl Corp                 COM              700658107     1104 8678.000 SH       SOLE                                   8678.000
Patterson Co                   COM              703395103     3101 40503.000SH       SOLE                                  40503.000
Paychex                        COM              704326107     1628 53994.000SH       SOLE                                  53994.000
QUALCOMM                       COM              747525103     3235 82861.000SH       SOLE                                  82861.000
Red Hat Inc                    COM              756577102     1652 135084.000SH      SOLE                                 135084.000
Sirius Satellite Radio         COM              82966u103      323 101035.000SH      SOLE                                 101035.000
Smithfield Foods               COM              832248108     1541 61660.000SH       SOLE                                  61660.000
St. Jude Medical               COM              790849103     1655 21990.000SH       SOLE                                  21990.000
Starbucks Corp                 COM              855244109     2459 54100.000SH       SOLE                                  54100.000
Stryker Corp                   COM              863667101     3256 67717.000SH       SOLE                                  67717.000
Suncor Energy                  COM              867229106      246 7670.000 SH       SOLE                                   7670.000
Symantec Corp                  COM              871503108     1918 34950.000SH       SOLE                                  34950.000
Sysco Corp                     COM              871829107     1501 50182.000SH       SOLE                                  50182.000
Teva Pharm ADR                 COM              881624209     1635 63024.000SH       SOLE                                  63024.000
Tyco Int'l                     COM              902124106     1972 64332.000SH       SOLE                                  64332.000
Tyson Foods                    COM              902494103     1442 90035.000SH       SOLE                                  90035.000
Unionbancal Corp.              COM              908906100     1470 24826.000SH       SOLE                                  24826.000
United Surgical Ptr            COM              913016101      907 26412.000SH       SOLE                                  26412.000
WM. Wrigley, Jr.               COM              982526105     1930 30489.000SH       SOLE                                  30489.000
Yahoo! Inc.                    COM              984332106     3044 89780.000SH       SOLE                                  89780.000
eBay, Inc.                     COM              278642103     2743 29831.000SH       SOLE                                  29831.000